Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (3,115,490)	$ 864,190
Adjustments to reconcile net (loss) income to net cash used in Operating activities:
Stock based compensation - warrants	1,582,072
Common stock issued for services	894,114
Depreciation expense	25,901	25,903
Operating lease expense	34,450
Changes in Operating Assets and Liabilities:
Other assets	12,500
Related party receivable	30,000	(509,283)
Draws against commissions	(33,241)	(148,024)
Accounts payable and accruals	31,825	(1,209)
Net cash (used) provided by operating activities	(537,869)	231,577
Cash Flows from Investing Activities:
Cash Flows from Financing Activities:
Common stock issued for cash	170,000
Loan payable – related party	50,000	40,000
Loan payable		(2,193)
Net cash provided by financing activities	220,000	37,807
Net change in cash	(317,869)	269,384
Cash, at beginning of year	374,091	104,707
Cash, at end of year	56,222	374,091
Supplemental Non-Cash Disclosure:
Cash paid for interest
Cash paid for taxes
Non-cash financing activity:
Establish right of use of asset	373,489
Common stock issued for prepaid services	$ 185,000